FAIR VALUE MEASUREMENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
FAIR VALUE MEASUREMENTS

NOTE 8 – FAIR VALUE MEASUREMENTS

The following tables present information about the Company’s liabilities that are measured at fair value on a recurring basis as of September 30, 2025 and December 31, 2024 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

The fair value of financial instruments on September 30, 2025 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$942,000
Derivative liabilities-private warrants	$-	$-	$1,675,683
Derivative liabilities-earnout shares	$-	$-	$440
Derivative liabilities-sponsor earnout shares	$-	$-	$150
Total	$-	$-	$2,618,273

Mezzanine Equity:
Series C preferred stock	$-	$-	$41,170,508

The fair value of financial instruments on December 31, 2024 is summarized below:

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

The initial and subsequent fair values of the Public Warrants issued in connection with the Initial Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. For the nine months ended September 30, 2025 and 2024, the Company recognized a loss in the statement of operations resulting from an increase in the fair value of warrant liabilities of $667,630 and $0, respectively, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$1.19	$3.00
Public warrant price	$0.0785	$0.085
Volatility	78.20%	33.50%
Risk-free rate	3.69%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Company Earnout Shares and the fair value of the Sponsor Earnout Shares have been estimated using a Monte Carlo simulation model. For the nine months ended September 30, 2025 and 2024, the Company recognized a gain in the statement of operations resulting from a decrease in the fair value of liabilities of approximately $1,052,494 and $0, respectively, presented as change in fair value of derivative earnout shares and sponsor earnout shares liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: September 30, 2025 and December 31, 2024:

	September 30, 2025	December 31, 2024
Stock price	$1.19	$3.00
Volatility	25.40%	34.00%
Risk-free rate	3.92%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Series C Preferred Stock has been estimated using a Monte Carlo simulation model at the business combination date of December 13, 2024. For the year ended December 31, 2024, the Company recognized the fair value of the Series C Preferred Stock of approximately $71,809,025, presented as mezzanine equity on the accompanying consolidated balance sheets.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%

NOTE 8 – FAIR VALUE MEASUREMENTS

The following table present information about the Company’s liabilities that are measured at fair value on a recurring basis as of December 31, 2024 and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value:

December 31, 2024

Description	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Liabilities:
Derivative liabilities-public warrants	$-	$-	$1,020,000
Derivative liabilities-private warrants	$-	$-	$930,053
Derivative liabilities-earnout shares	$-	$-	$785,351
Derivative liabilities-sponsor earnout shares	$-	$-	$267,733
Total	$-	$-	$3,003,137

Mezzanine Equity:
Series C preferred stock	$-	$-	$71,809,025

The initial and subsequent fair values of the Public Warrants issued in connection with the Initial Public Offering and the fair value of the Private Placement Warrants have been estimated using a Black-Scholes model. For the year ended December 31, 2024, the Company recognized a loss to the statement of operations resulting from an increase in the fair value of warrant liabilities of $397,553, presented as change in fair value of derivative warrant liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 13, 2024 and December 31, 2024:

	December 13, 2024	December 31, 2024
Exercise price	$11.50	$11.50
Stock price	$9.50	$3.00
Public warrant price	$0.075	$0.085
Volatility	de minimis	33.50%
Risk-free rate	4.25%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Company Earnout Shares and the fair value of the Sponsor Earnout Shares have been estimated using a Monte Carlo simulation model. For the year ended December 31, 2024, the Company recognized a gain to the statement of operations resulting from a decrease in the fair value of liabilities of approximately $18,731,514, presented as change in fair value of derivative earnout shares and sponsor earnout shares liabilities on the accompanying consolidated statements of operations.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at their measurement dates: December 13, 2024 and December 31, 2024:

	December 13, 2024	December 31, 2024
Stock price	$9.50	$3.00
Volatility	34.00%	34.00%
Risk-free rate	4.25%	4.38%
Dividend yield	0.00%	0.00%

The initial fair value of the Series C Preferred Stock has been estimated using a Monte Carlo simulation model at the business combination date of December 13, 2024. For the year ended December 31, 2024, the Company recognized the fair value of the Series C Preferred Stock of approximately $71,809,025, presented as mezzanine equity on the accompanying consolidated balance sheets.

The following table provides quantitative information regarding Level 3 fair value measurements inputs at the measurement date: December 13, 2024:

December 13, 2024
Stock price	$9.50
Volatility	26.50%
Risk-free rate	4.25%
Dividend yield	0.00%